Related Party Transactions (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Taesa	R$ 111	R$ 50
Total	R$ 111	R$ 50